Insurance (Tables)	12 Months Ended
Dec. 31, 2017
Insurance [Abstract]
Schedule of Net Amount of Risk by Product and Guarantee [Table Text Block]
Information regarding the Company’s guarantee exposure was as follows at:

	December 31,
	2017				2016
	In the Event of Death		At Annuitization		In the Event of Death		At Annuitization
	(Dollars in millions)
Annuity Contracts (1), (2)
Variable Annuity Guarantees
Total account value (3)	$115,147		$67,110		$111,719		$64,503
Separate account value	$109,792		$65,782		$106,759		$63,025
Net amount at risk	$5,261	(4)	$2,642	(5)	$6,837	(4)	$3,313	(5)
Average attained age of contract holders	68 years		68 years		67 years		67 years

	December 31,
	2017	2016
	Secondary Guarantees
	(Dollars in millions)
Universal Life Contracts
Total account value (3)	$6,244	$6,216
Net amount at risk (6)	$75,304	$76,216
Average attained age of policyholders	64 years	63 years

Variable Life Contracts
Total account value (3)	$3,379	$3,110
Net amount at risk (6)	$24,546	$26,419
Average attained age of policyholders	49 years	48 years
__________________

(1)	The Company’s annuity contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

(2)
Includes direct business, but excludes offsets from hedging or reinsurance, if any. Therefore, the net amount at risk presented reflects the economic exposures of living and death benefit guarantees associated with variable annuities, but not necessarily their impact on the Company. See Note 5 for a discussion of guaranteed minimum benefits which have been reinsured.

(3)	Includes the contract holder’s investments in the general account and separate account, if applicable.

(4)
Defined as the death benefit less the total account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date and includes any additional contractual claims associated with riders purchased to assist with covering income taxes payable upon death.

(5)
Defined as the amount (if any) that would be required to be added to the total account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. This amount represents the Company’s potential economic exposure to such guarantees in the event all contract holders were to annuitize on the balance sheet date, even though the contracts contain terms that allow annuitization of the guaranteed amount only after the 10th anniversary of the contract, which not all contract holders have achieved.

(6)
Defined as the guarantee amount less the account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date.

Insurance Liabilities
Insurance liabilities, including affiliated insurance liabilities on reinsurance assumed and ceded, are comprised of future policy benefits, policyholder account balances and other policy-related balances. Information regarding insurance liabilities by segment, as well as Corporate & Other, was as follows at:

	December 31,
	2017	2016
	(In millions)
Annuities	$34,281	$33,155
Life	8,542	8,539
Run-off	27,027	24,819
Corporate & Other	7,534	7,430
Total	$77,384	$73,943

See Note 5 for discussion of affiliated reinsurance liabilities included in the table above.

Liabilities for Guarantees
Information regarding the liabilities for guarantees (excluding base policy liabilities and embedded derivatives) relating to annuity and universal and variable life contracts was as follows:

	Annuity Contracts		Universal and Variable Life Contracts
	GMDBs	GMIBs	Secondary Guarantees	Total
	(In millions)
Direct
Balance at January 1, 2015	$630	$1,649	$2,374	$4,653
Incurred guaranteed benefits (1)	252	355	413	1,020
Paid guaranteed benefits	(37)	—	—	(37)
Balance at December 31, 2015	845	2,004	2,787	5,636
Incurred guaranteed benefits	339	331	753	1,423
Paid guaranteed benefits	(60)	—	—	(60)
Balance at December 31, 2016	1,124	2,335	3,540	6,999
Incurred guaranteed benefits	373	374	692	1,439
Paid guaranteed benefits	(58)	—	—	(58)
Balance at December 31, 2017	$1,439	$2,709	$4,232	$8,380
Net Ceded/(Assumed)
Balance at January 1, 2015	$(10)	$6	$846	$842
Incurred guaranteed benefits (1)	24	3	161	188
Paid guaranteed benefits	(34)	1	—	(33)
Balance at December 31, 2015	(20)	10	1,007	997
Incurred guaranteed benefits	48	10	98	156
Paid guaranteed benefits	(55)	—	—	(55)
Balance at December 31, 2016	(27)	20	1,105	1,098
Incurred guaranteed benefits	101	(20)	(160)	(79)
Paid guaranteed benefits	(56)	—	—	(56)
Balance at December 31, 2017	$18	$—	$945	$963
Net
Balance at January 1, 2015	$640	$1,643	$1,528	$3,811
Incurred guaranteed benefits (1)	228	352	252	832
Paid guaranteed benefits	(3)	(1)	—	(4)
Balance at December 31, 2015	865	1,994	1,780	4,639
Incurred guaranteed benefits	291	321	655	1,267
Paid guaranteed benefits	(5)	—	—	(5)
Balance at December 31, 2016	1,151	2,315	2,435	5,901
Incurred guaranteed benefits	272	394	852	1,518
Paid guaranteed benefits	(2)	—	—	(2)
Balance at December 31, 2017	$1,421	$2,709	$3,287	$7,417

(1) See Note 5.

Fund Groupings
Account balances of contracts with guarantees were invested in separate account asset classes as follows at:

	December 31,
	2017	2016
	(In millions)
Fund Groupings:
Balanced	$56,979	$54,371
Equity	47,571	44,750
Bond	6,662	6,686
Money Market	657	761
Total	$111,869	$106,568

Schedule of liability recorded and collateral pledged for funding agreements
The liabilities for these funding agreements are included in policyholder account balances. Information related to FHLB funding agreements was as follows at:

	December 31,
	2017	2016
	(In millions)
Liabilities	$595	$645
Invested assets on deposit, held in trust and pledged as collateral are presented below at estimated fair value at:

	December 31,
	2017	2016
	(In millions)
Invested assets on deposit (regulatory deposits) (1)	$8,263	$7,648
Invested assets held in trust (reinsurance agreements) (2)	2,634	9,054
Invested assets pledged as collateral (3)	3,199	3,548
Total invested assets on deposit, held in trust and pledged as collateral	$14,096	$20,250
__________________

(1)
The Company has assets, primarily fixed maturity securities, on deposit with governmental authorities relating to certain policy holder liabilities, of which $34 million of the assets on deposit balance represents restricted cash at both December 31, 2017 and 2016.

(2)
The Company has assets, primarily fixed maturity securities, held in trust relating to certain reinsurance transactions. $42 million and $15 million of the assets held in trust balance represents restricted cash at December 31, 2017 and 2016, respectively.

(3)	The Company has pledged invested assets in connection with various agreements and transactions, including funding agreements (see Note 3) and derivative transactions (see Note 7).